Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Securities [Abstract]
Realized gross gains	$ 23	$ 8	$ 47
Realized gross losses	(39)	(55)	(40)
Recognized gross impairments	(2)	(1)	(4)
Total net securities (losses) gains	$ (18)	$ (48)	$ 3